Share-based Compensation - Share-based Awards of the Company's Subsidiaries, VIEs and Subsidiaries of the VIEs (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted		3,719,500	3,719,500		7,255,000		9,991,964
Exercise price of share options granted | $ / shares		$ 0.56		$ 0.42		$ 0.47
Share-based compensation recognized in costs and expenses		$ 2,034	¥ 13,989		¥ 20,852		¥ 1,890
Restricted stock units | Fread Limited*
Share-based Compensation Arrangement by Share-based Payment Award
Restricted share units granted								2,000,000
Share Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation recognized in costs and expenses		$ 2,000	¥ 14,000		¥ 20,900		¥ 1,900
Share Options | 2018 Tadu Option Scheme | Yitian Xindong
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted	6,750,000
Exercise price of share options granted | ¥ / shares	¥ 3
Share Options | 2018 Tadu Option Scheme | Requisite service period from December 28, 2018 to December 31, 2020, | Yitian Xindong
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted	2,571,093
Share Options | 2018 Tadu Option Scheme | Performance targets | Yitian Xindong
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted	4,178,907